Other Expense Net (Details Textual) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2009 North America [Member] USD ($)	Jun. 30, 2009 North America [Member] USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Dec. 31, 2010 North America [Member] USD ($)	Dec. 31, 2009 North America [Member] USD ($)	Jun. 30, 2009 North America [Member] Facility Closing [Member] USD ($)	Dec. 31, 2010 North America [Member] Facility Closing [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Sep. 30, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Dec. 31, 2009 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Dec. 31, 2010 Europe [Member] USD ($)	Dec. 31, 2009 Europe [Member] USD ($)	Dec. 31, 2009 Europe [Member] Facility Closing [Member] USD ($)	Mar. 31, 2010 Rest of World [Member] USD ($)	Dec. 31, 2010 Rest of World [Member] USD ($)	Aug. 31, 2010 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] USD ($)	Jun. 30, 2011 Corporate [Member] CAD	Mar. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2010 Corporate [Member] USD ($)
Other Expense Net (Textual) [Abstract]
Long - lived asset impairment charges			$ 7	$ 7	$ 13		$ 7	$ 7	$ 13			$ 14				$ 14	$ 16	$ 70
Long lived asset impairment charges after tax			7	5	11							13						70
Insurance proceeds			15
Restructuring charges								32	6									20
Restructuring and rationalization costs in cost of goods sold										6	32								20
Restructuring and rationalization costs in cost of goods sold after tax										6	27								20
Restructuring charges to be paid				13		3		13
Impairment of goodwill					25	75			100
Curtailment gain [note 4, 16]		(26)				26			26
Loss on Disposal													129		(8)	129		8		14	(14)
Company agreed to fund the buyer against the Losses on disposal																109
Customer costs reimburse													20
Long lived asset impairment charges related to an interior systems facility														16
Long lived asset impairment charges related to an interiors systems facility after tax														16
Long lived asset impairment charges related to its CTS and exterior systems operations																		70
Long lived asset impairment charges related to its CTS and exterior systems operations after tax																		70
Long lived asset impairment charges related to fixed and intangible assets																		59
Long lived asset impairment charges related to fixed and intangible assets after tax																		59
Impairment charges for assets																		11							9
Asset Impairment charge related to specific under - utilized assets after tax																		11
Charge related to the insolvency												11				11
Proceeds from sale of interest in intangible assets																				30
Carrying value of property																									52
Proceeds from Sale of Other Productive Assets																									13
Proceeds from sale of interest in entity affiliated to Company's former Co-Chief Executive Officer																									18
Payments to purchase corporate property																									12
Percentage of excess interest in corporate property																									50.00%
Percentage of interest in entity affiliated to Company's former Co-Chief Executive Officer																									50.00%
Percentage of non-controlling interest in an equity accounted investment																							40.00%	40.00%
Proceeds from sale of equity method investments																							151	147
Gain on sale of investment																							10			(10)
Repurchase of Class B shares [note 3]	(976)
Company showed a reduction of cash	91																					91
Gain Recognized in Income	$ (16)																					$ 16					$ 16